Financial Instruments and Risk Management (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt
Total long-term debt	$ 1,159	$ 1,695
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values	79	161
Less than 12 months, Unrealized Losses	0	(15)
More than 12 months, Fair Values	147	317
More than 12 months, Unrealized Losses	(6)	(5)
Total, Fair Values	226	478
Total, Unrealized Losses	(6)	(20)
Senior debt floating rate notes [Member]
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values	79	0
Less than 12 months, Unrealized Losses	0	0
More than 12 months, Fair Values	147	317
More than 12 months, Unrealized Losses	(6)	(5)
Total, Fair Values	226	317
Total, Unrealized Losses	(6)	(5)
Micron shares classified as available-for-sale [Member]
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values		161
Less than 12 months, Unrealized Losses		(15)
More than 12 months, Fair Values		0
More than 12 months, Unrealized Losses		0
Total, Fair Values		161
Total, Unrealized Losses		(15)
Carrying Amount [Member]
Long-term Debt
Funding program loans from European Investment Bank	485	592
Senior Bonds	453	569
Convertible debt	221	534
Estimated Fair Value [Member]
Long-term Debt
Funding program loans from European Investment Bank	485	591
Senior Bonds	452	566
Convertible debt	218	528
Total long-term debt	$ 1,155	$ 1,685